Changes Carrying Amount of Goodwill by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																							12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2012 Consumer Products & Services		Mar. 31, 2011 Consumer Products & Services		Mar. 31, 2012 Professional, Device & Solutions		Mar. 31, 2011 Professional, Device & Solutions		Mar. 31, 2012 Pictures		Mar. 31, 2011 Pictures		Mar. 31, 2012 Music		Mar. 31, 2011 Music		Mar. 31, 2012 Financial Services	Mar. 31, 2011 Financial Services	Mar. 31, 2010 Financial Services	Mar. 31, 2012 Sony Mobile Communications		Mar. 31, 2012 All Other		Mar. 31, 2011 All Other
Goodwill [Line Items]
Goodwill - gross	¥ 483,292		¥ 453,156		¥ 134,735		¥ 135,591		¥ 66,471		¥ 65,123		¥ 140,584		¥ 102,481		¥ 102,994		¥ 110,192		¥ 3,020	¥ 3,020	¥ 3,020			¥ 35,488		¥ 36,749
Accumulated impairments	(14,287)		(14,287)		(5,320)		(5,320)		(300)		(300)						(306)		(306)		(706)	(706)	(706)			(7,655)		(7,655)
Goodwill	469,005		438,869		129,415		130,271		66,171		64,823		140,584		102,481		102,688		109,886		2,314	2,314	2,314			27,833		29,094
Increase (decrease) due to:
Acquisitions	134,376		47,847	[1]	166						1,085	[1]	1,330		46,504	[1]			203	[1]				128,522	[2]	4,358		55	[1]
Sales and dispositions	(589)		(257)				(257)		(589)
Impairments	(932)	[3]																								(932)	[3]
Translation adjustments	3,961		(17,335)		(65)		(770)		(184)		31		(3,073)		(8,401)		(1,891)		(6,956)					9,733	[2]	(559)		(1,239)
Other	(29,063)	[4],[5]	(119)	[4]	(201)	[4],[5]	171	[4]	(28,773)	[4],[5]	232	[4]	(521)	[4],[5]			(147)	[4],[5]	(445)	[4]						579	[4],[5]	(77)	[4]
Goodwill - gross	591,977		483,292		134,635		134,735		36,925		66,471		138,320		140,584		100,956		102,994		3,020	3,020	3,020	138,255	[2]	39,866		35,488
Accumulated impairments	(15,219)		(14,287)		(5,320)		(5,320)		(300)		(300)						(306)		(306)		(706)	(706)	(706)			(8,587)		(7,655)
Goodwill	¥ 576,758		¥ 469,005		¥ 129,315		¥ 129,415		¥ 36,625		¥ 66,171		¥ 138,320		¥ 140,584		¥ 100,650		¥ 102,688		¥ 2,314	¥ 2,314	¥ 2,314	¥ 138,255	[2]	¥ 31,279		¥ 27,833

[1]	Substantially all of the acquisition amounts in the Pictures segment relate to the Game Show Network, LLC ("GSN") acquisition. Refer to Note 24.
[2]	The amounts in the Sony Mobile Communications ("Sony Mobile") segment relate to the Sony Ericsson acquisition. Refer to Note 24.
[3]	During the fiscal year ended March 31, 2012, Sony recorded impairment losses of 932 million yen in a reporting unit included in All Other. The impairment charge reflected the overall decline in the fair value of the reporting unit. The fair value of the reporting unit was estimated using the expected present value of future cash flows.
[4]	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.
[5]	During the fiscal year ended March 31, 2012, Sony entered into a memorandum of understanding with a third-party to sell the chemical products business, which is included in the Professional, Device & Solutions segment. Sony classified certain assets and liabilities related to the business as held for sale as of March 31, 2012, and anticipates completing the divestiture during the fiscal year ending March 31, 2013. No impairment loss was recognized as a result of the held for sale classification. The assets held for sale include 29,182 million yen of goodwill and it was reclassified to other assets in the consolidated balance sheets. Refer to Note 25.